Reclassification of Operations of the Subsidiary Adexus S.A. as Discontinued Operations (Details) - USD ($)		12 Months Ended
	Dec. 27, 2021	Dec. 31, 2023
Reclassification of Operations of the Subsidiary Adexus S.A. as Discontinued Operations [Abstract]
Reorganization agreement description		On January 9, 2020, the Company reported that the board of creditors of Adexus S.A. approved with the favorable vote of more than 80% of the pledgees and 85% of the secured creditors, respectively, the judicial reorganization agreement proposed by Adexus S.A. under the reorganization proceeding.
Sale agreement interest, percentage	100.00%
Sale price	$ 1